Consolidated Balance Sheets (USD $)	Dec. 31, 2011		Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 3,668,524		$ 1,896,034
Restricted cash	0		223,630
Accounts receivable	1,307,510		772,381
Inventories, net	2,772,117		1,110,832
Prepaid expenses	180,802		104,628
Total current assets	7,928,953		4,107,505
Property and equipment, net	1,691,961		979,833
Goodwill	1,832,027		1,832,027
Patents, net	2,464,142		2,789,083
Other assets	40,463		39,038
Total assets	13,957,546		9,747,486
Current liabilities
Accounts payable	2,808,524		2,605,669
Accrued liabilities	574,917		942,472
Warrant derivative liability	0		991,682
Deferred revenue	545,027		1,477,720
Total current liabilities	3,928,468		6,017,543
Commitments and contingencies (Note 18)		[1]		[1]
Stockholders’ equity
Common stock, $0.33 par value: 100,000,000 shares authorized; 34,020,255 shares issued and outstanding at December 31, 2011 and 23,956,063 shares issued and outstanding at December 31, 2010	11,226,684		7,905,501
Additional paid-in capital	57,733,790		52,356,930
Accumulated deficit	(59,008,210)		(56,605,027)
Total stockholders’ equity	10,029,078		3,729,943
Total liabilities and stockholders’ equity	13,957,546		9,747,486
Series A Preferred Stock
Stockholders’ equity
Preferred stock	10,950		10,950
Series B Convertible Preferred Stock
Stockholders’ equity
Preferred stock	$ 65,864		$ 61,589

[1]	Note 18